Pioneer AMT-Free
Municipal Fund

Schedule of Investments | March 31, 2019

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 99.6%
	MUNICIPAL BONDS - 98.5% of Net Assets(a)
	Arizona - 1.6%
5,680,000	Arizona Department of Transportation State Highway Fund Revenue, 5.0%, 7/1/30	$6,858,997
9,865,000	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	10,357,461
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	145,228
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,051
500,000(b)	County of Pima, Industrial Development Authority, Paradise Education Center Project, 6.1%, 6/1/45	503,995
1,000,000	Maricopa County Pollution Control Corp., Southern California Education Co., Series A, 5.0%, 6/1/35	1,026,960
	Total Arizona	$18,901,692
	California - 7.5%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$7,012,600
12,595,000(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	6,964,153
20,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	3,725,000
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	1,527,427
6,400,000	California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	8,895,040
3,575,000(b)	California Statewide Communities Development Authority, Sutter Health, Series A, 6.0%, 8/15/42	3,797,222
5,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/33	5,417,350
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,559,230
5,000,000(d)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	6,169,800
12,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	11,940,000
3,000,000	Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	3,891,960
2,180,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,754,757
5,000,000(d)	San Diego Unified School District, Series R2, 0.0%, 7/1/40	4,415,500
3,500,000	San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	4,028,710
1,500,000(d)	San Jose Evergreen Community College District, Election of 2010, Series A, 5.0%, 8/1/41	1,653,840
1,500,000(b)	Santa Cruz County Redevelopment Agency, Live Oak / Soquel Community Improvement, Series A, 6.625%, 9/1/29	1,532,760
5,000,000	University of California, Series AV, 5.0%, 5/15/35	5,970,850
	Total California	$87,256,199
	Colorado - 1.5%
2,500,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/26	$2,592,475
1,250,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/34	1,289,238
1,000,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/41	1,028,050
2,000,000	Regional Transportation District, Denver Trans Partners, 6.5%, 1/15/30	2,081,160
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/38	5,462,400
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/39	5,453,100
	Total Colorado	$17,906,423
	Connecticut - 0.4%
3,000,000(d)	Metropolitan District, 3.0%, 3/1/29	$3,052,770
2,000,000	Mohegan Tribal Finance Authority, Connecticut Tribal Economic Development, 7.0%, 2/1/45 (144A)	2,071,820
	Total Connecticut	$5,124,590
	Delaware - 0.4%
4,975,000	Delaware State Economic Development Authority, Facility-Indian River Power, 5.375%, 10/1/45	$5,100,320
	Total Delaware	$5,100,320
	District of Columbia - 1.2%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,448,000
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	3,255,000
	Total District of Columbia	$13,703,000
	Florida - 6.6%
1,000,000	Central Florida Expressway Authority, 5.0%, 7/1/39	$1,165,130
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,338,140
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	2,959,762
4,500,000	County of Hillsborough, Utility Revenue, 3.0%, 8/1/37	4,540,680
5,000,000(b)	County of Miami-Dade, Aviation Revenue, Series B, 5.5%, 10/1/41	5,101,950
2,500,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,531,425
4,645,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,688,013
3,000,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A, 6.0%, 8/15/36	3,166,260
1,390,000	Florida Development Finance Corp., Renaissance Charter School, Series A, 6.0%, 9/15/30	1,443,793
5,000,000	Florida's Turnpike Enterprise, Department Transportation, Series A, 4.0%, 7/1/30	5,399,750
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,328,609
3,400,000(b)	St. Johns County Industrial Development Authority, Presbyterian Retirement, Series A, 6.0%, 8/1/45	3,598,322
8,000,000(d)	State of Florida, Capital Outlay, Series A, 3.0%, 6/1/29	8,304,320
8,000,000(d)	State of Florida, Capital Outlay, Series C, 3.0%, 6/1/30	8,181,520
4,645,000(d)	State of Florida, Department Transportation Right of Way, 3.25%, 7/1/37	4,735,299
Principal Amount USD ($)		Value
	Florida - (continued)
10,660,000(d)	State of Florida, Department Transportation Right of Way, 4.0%, 7/1/39	$11,611,938
	Total Florida	$77,094,911
	Georgia - 2.5%
8,000,000(d)	City of Atlanta, Public Improvement, 4.5%, 12/1/29	$9,093,280
2,040,000(d)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,071,273
2,870,000(d)	County of Fulton, Library Bond, 3.5%, 7/1/39	2,925,821
4,790,000(d)	County of Fulton, Library Bond, 4.0%, 7/1/40	5,123,049
2,000,000	Main Street Natural Gas, Inc., Series A, 4.0%, 5/15/39	2,070,040
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	5,145,500
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	3,058,413
	Total Georgia	$29,487,376
	Illinois - 3.3%
1,000,000	Illinois Finance Authority, American Water Capital Corp., Project, 5.25%, 5/1/40	$1,018,820
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	1,069,090
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,771,365
5,000,000	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,557,400
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,644,570
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,318,050
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,138,540
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	10,049,701
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,153,620
5,000,000(b)	Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	5,117,500
4,580,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.0%, 7/1/26	5,520,778
	Total Illinois	$38,359,434
	Indiana - 0.3%
3,000,000	Indiana University, Series A, 4.0%, 6/1/42	$3,171,390
85,000	Indianapolis Local Public Improvement Bond Bank, Series B, 6.0%, 1/10/20	87,502
	Total Indiana	$3,258,892
	Louisiana - 0.6%
6,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$5,676,120
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	441,904
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	552,235
	Total Louisiana	$6,670,259
	Maine - 1.0%
4,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$4,865,850
3,040,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,296,819
2,745,000	University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,266,523
	Total Maine	$11,429,192
	Maryland - 2.9%
2,000,000	Maryland Economic Development Corp., Potomac, 6.2%, 9/1/22	$2,010,860
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	612,000
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	272,000
6,250,000	Maryland Health & Higher Educational Facilities Authority, Ascension Health, Series B, 5.0%, 11/15/51	6,711,313
5,000,000(d)	State of Maryland, Series A, 5.0%, 3/15/29	6,113,800
5,175,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/35	5,242,637
5,180,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/37	5,231,593
3,880,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/43	4,066,279
3,735,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/44	3,911,217
	Total Maryland	$34,171,699
	Massachusetts - 20.7%
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/37	$3,774,603
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/38	3,762,998
1,475,000(d)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,490,384
1,520,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,548,986
1,565,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,588,913
1,055,000(d)	City of Beverly, 3.125%, 10/15/39	1,031,621
2,000,000(d)	City of Boston, Series A, 5.0%, 3/1/39	2,442,500
1,375,000(d)	City of Cambridge, Municipal Purpose Loan, 4.0%, 2/15/26	1,630,819
5,075,000(d)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	5,145,187
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,322,932
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,315,301
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,309,022
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,711,443
5,000,000(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	4,006,900
4,200,000	Massachusetts Development Finance Agency, Agency Williams College, Series P, 5.0%, 7/1/43	4,707,738
1,000,000	Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/21	1,079,430
1,000,000	Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/22	1,077,040
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,770,090
Principal Amount USD ($)		Value
	Massachusetts - (continued)
1,000,000	Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	$1,061,560
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	4,444,440
8,690,000	Massachusetts Development Finance Agency, Broad Institute Inc., 4.0%, 4/1/41	9,203,666
2,000,000	Massachusetts Development Finance Agency, Broad Institute Inc., 5.0%, 4/1/37	2,366,360
6,255,000(b)	Massachusetts Development Finance Agency, Broad Institute Inc., Series A, 5.375%, 4/1/41	6,725,814
1,000,000(b)	Massachusetts Development Finance Agency, Foxborough Regional Charter School, Series A, 7.0%, 7/1/42	1,064,970
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,456,200
1,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	1,358,140
5,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	5,252,450
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,197,120
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	434,248
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	540,480
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,060,700
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	505,049
9,930,000	Massachusetts Development Finance Agency, Partners Healthcare System, 5.0%, 7/1/31	11,465,277
2,700,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,786,832
8,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	8,738,000
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,279,800
400,000(b)	Massachusetts Development Finance Agency, Tufts Medical, Series I, 6.75%, 1/1/36	436,104
600,000(b)	Massachusetts Development Finance Agency, Tufts Medication Center, Series, 6.75%, 1/1/36	649,962
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	921,778
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	142,763
1,000,000	Massachusetts Development Finance Agency, UMass Memorial, Series H, 5.125%, 7/1/26	1,074,850
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,470,538
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,062,685
1,585,000	Massachusetts Development Finance Agency, Whitehead Institute Biomedical Research, 5.0%, 6/1/25	1,693,874
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	989,366
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,168,680
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	584,080
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,546,300
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,358,888
14,000,000(g)	Massachusetts Health & Educational Facilities Authority, Harvard University, Series R, 1.22%, 11/1/49	14,000,000
2,335,000(b)	Massachusetts Health & Educational Facilities Authority, Massachusetts Eye And Ear Infirmary, Series C, 5.375%, 7/1/35	2,442,550
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	23,299,809
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,060,140
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,106,040
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,095,490
3,000,000	Massachusetts Port Authority, Series C, 5.0%, 7/1/33	3,434,850
2,015,000	Massachusetts State College Building Authority, Series A, 5.0%, 5/1/28 (ST INTERCEPT Insured)	2,213,719
1,960,000(b)	Massachusetts State College Building Authority, Series A, 5.0%, 5/1/28 (ST INTERCEPT Insured)	2,161,508
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,314,577
1,600,000(d)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,629,328
1,150,000(d)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,165,249
1,635,000(d)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,663,400
1,305,000(d)	Town of Nantucket, 2.0%, 12/15/27	1,331,857
5,000,000(d)	Town of Natick, Municipal Purpose Loan, 4.0%, 7/15/37	5,413,500
1,955,000(d)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,892,655
2,000,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.0%, 5/1/31	2,039,760
1,535,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,579,423
1,265,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,300,749
3,500,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,547,005
2,635,000(d)	Town of Plymouth, Municipal Purpose Loan, 5.0%, 5/1/29	3,206,927
4,160,000(d)	Town of Stoughton, Municipal Purpose Loan, 3.0%, 10/15/37	4,098,765
1,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,061,360
4,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,238,000
4,500,000(d)	Town of Wilmington, School, 4.0%, 3/15/37	4,672,035
2,500,000	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,743,325
Principal Amount USD ($)		Value
	Massachusetts - (continued)
4,160,000	Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, 4.0%, 3/1/28 (ST GTD Insured)	$4,654,083
	Total Massachusetts	$242,122,985
	Michigan - 0.8%
2,965,000	Michigan Public Educational Facilities Authority, Limited Obligation-David Ellis-West Project, 5.875%, 6/1/37	$3,096,320
5,000,000	University of Michigan, 5.0%, 4/1/36	5,799,250
	Total Michigan	$8,895,570
	Minnesota - 2.2%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	$5,322,200
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	3,852,210
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	7,208,162
3,000,000(d)	State of Minnesota, Series B, 3.0%, 10/1/36	2,982,600
2,875,000	University of Minnesota, Series A, 5.0%, 4/1/33	3,389,309
600,000	University of Minnesota, Series B, 4.0%, 1/1/20	612,294
1,000,000	University of Minnesota, Series B, 4.0%, 1/1/29	1,090,640
860,000	University of Minnesota, Series B, 4.0%, 1/1/30	922,763
	Total Minnesota	$25,380,178
	Mississippi - 0.2%
2,750,000	County of Warren, International Paper Co., Series A, 5.8%, 5/1/34	$2,853,675
	Total Mississippi	$2,853,675
	Missouri - 0.8%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,805,725
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,150,960
2,000,000	Missouri Development Finance Board, City of Independence-Annual Appropiation Sewer System, 5.25%, 11/1/42	2,255,820
75,000	Missouri State Environmental Improvement & Energy Resources Authority, Unrefunded Balance-St. Revolving, 5.125%, 1/1/20	75,152
	Total Missouri	$9,287,657
	Nebraska - 0.2%
2,000,000	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.0%, 7/1/35	$1,985,940
	Total Nebraska	$1,985,940
	New Hampshire - 1.1%
4,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$4,019,040
7,850,000(b)	New Hampshire Health & Education Facilities Authority Act, Wentworth Douglas Hospital, Series A, 6.5%, 1/1/41	8,503,826
	Total New Hampshire	$12,522,866
	New Jersey - 1.1%
5,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/27	$6,152,250
3,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/39	3,215,640
2,000,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, 5.5%, 6/15/41 (ST APPROP Insured)	2,110,540
1,640,000(d)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	1,665,797
	Total New Jersey	$13,144,227
	New York - 4.0%
5,030,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	$5,340,301
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	13,953,400
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	6,115,032
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	4,910,310
1,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,109,870
5,015,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/31	5,852,254
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	4,521,692
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,797,930
2,925,000(d)	White Plains City School District, 2.0%, 5/15/28 (ST AID WITHHLDG Insured)	2,855,502
	Total New York	$46,456,291
	North Carolina - 3.0%
3,000,000	City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	$3,179,820
5,000,000	City of Fayetteville, Public Works Commission Revenue, 4.0%, 3/1/44	5,302,400
10,000,000	North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	10,795,200
5,000,000(d)	State of North Carolina, Series A, 5.0%, 6/1/28	6,154,600
9,615,000(d)	State of North Carolina, St. Public Improvement Connecourt, Series A, 3.0%, 6/1/35	9,905,181
	Total North Carolina	$35,337,201
	North Dakota - 0.4%
5,000,000	County of McLean, Great River Energy, Series B, 5.15%, 7/1/40	$5,181,400
	Total North Dakota	$5,181,400
	Ohio - 1.8%
50,000,000(c)	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, 2nd Subordinated, Series C, 6/1/52	$1,235,000
10,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	9,675,000
9,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	9,022,500
800,000	County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	802,680
	Total Ohio	$20,735,180
Principal Amount USD ($)		Value
	Oklahoma - 0.2%
2,630,000	McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$2,842,872
	Total Oklahoma	$2,842,872
	Oregon - 2.3%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.0%, 6/15/29	$1,741,518
5,000,000(d)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH-BD GTY Insured)	5,337,850
3,000,000(d)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH-BD GTY Insured)	3,023,550
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH-BD GTY Insured)	1,479,980
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH-BD GTY Insured)	1,416,160
1,715,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH-BD GTY Insured)	1,160,695
2,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,321,940
1,500,000	Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,795,770
7,030,000(d)	State of Oregon, Series J, 5.0%, 8/1/42	8,239,090
	Total Oregon	$26,516,553
	Pennsylvania - 4.4%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 859,600
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	180,420
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,345,368
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,816,933
1,000,000(b)	Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43	1,053,890
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,348,310
1,000,000	Pennsylvania Higher Educational Facilities Authority, University Properties, Inc., East Stroudsburg, 5.0%, 7/1/42	1,021,660
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,294,560
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	5,727,400
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/35	2,710,075
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/36	4,057,388
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/37	2,689,125
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 5.0%, 7/1/42	2,828,200
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	3,116,520
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,437,160
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	6,018,351
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,427,236
	Total Pennsylvania	$51,932,196
	Puerto Rico - 0.3%
7,000,000(d)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$3,587,500
	Total Puerto Rico	$3,587,500
	Rhode Island - 1.4%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	$5,568,933
3,750,000(g)	Tender Option Bond Trust Receipts/Certificates, Series 2019-XM0721, 0.0%, 9/1/47 (144A)	4,625,250
41,290,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series A, 6/1/52	4,360,224
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	2,043,200
	Total Rhode Island	$16,597,607
	South Carolina - 0.6%
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	$1,041,590
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	5,667,055
500,000(d)	State of South Carolina, St. Economic Development, Series A, 5.0%, 4/1/20	516,775
	Total South Carolina	$7,225,420
	Texas - 8.2%
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$3,007,489
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,460,990
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,217,967
2,500,000(b)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,723,025
5,080,000(d)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	5,212,182
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	1,058,960
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	524,670
2,750,000(b)	Houston Higher Education Finance Corp., Rice University Project, Series A, 5.0%, 5/15/35	2,850,127
8,835,000(g)	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, 1.33%, 11/1/38	8,835,000
5,000,000(d)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,243,750
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	2,144,140
Principal Amount USD ($)		Value
	Texas - (continued)
2,000,000	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	$2,127,920
4,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,592,120
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,617,000
7,525,000(d)	State of Texas, Highway Improvement, 5.0%, 4/1/29	8,653,374
2,000,000	Texas Department of Housing & Community Affairs, Series A, 3.5%, 7/1/34 (GNMA/FNMA Insured)	2,060,240
2,500,000	Texas Department of Housing & Community Affairs, Series A, 3.8%, 7/1/39 (GNMA/FNMA Insured)	2,573,275
4,000,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	4,326,360
10,410,000	Texas Private Activity Bond Surface Transportation Corp., Senior Lien-LBJ Infrastructure, 7.0%, 6/30/40	11,040,846
2,755,000(b)	Texas State Public Finance Authority Charter School Finance Corp., Education-Cosmos Foundation, Inc., Series A, 6.2%, 2/15/40	2,863,023
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.0%, 4/15/48	5,336,350
5,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/24	5,863,650
	Total Texas	$95,332,458
	Utah - 0.6%
1,000,000	Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	$1,181,390
220,000	Utah Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20	224,818
4,835,000	Utah Transit Authority, Series A, 5.0%, 6/15/31	5,668,409
	Total Utah	$7,074,617
	Virginia - 7.5%
1,170,000(d)	City of Manassas, 2.0%, 7/1/31 (ST AID WITHHLDG Insured)	$1,105,030
1,500,000(d)	County of Arlington, 4.0%, 8/15/35	1,647,645
10,000,000(d)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	11,085,300
5,000,000	County of Henrico, Water & Sewer Revenue, 5.0%, 5/1/46	5,744,550
18,490,000	Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,097,087
4,000,000	University of Virginia, Series A, 5.0%, 6/1/37	4,475,320
7,075,000	University of Virginia, Series A, 5.0%, 4/1/42	8,307,324
5,000,000	University of Virginia, Series A, 5.0%, 6/1/43	5,550,000
12,000,000	University of Virginia, Series A-1, 4.0%, 4/1/45	12,748,320
5,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	5,296,750
14,105,000	Virginia Public Building Authority, Series A, 3.0%, 8/1/38	13,908,799
	Total Virginia	$87,966,125
	Washington - 6.9%
9,660,000	Central Puget Sound Regional Transit Authority, Series S-1, 5.0%, 11/1/46	$13,280,375
10,250,000	City of Seattle, Municipal Light & Power Revenue Improvement, Series A, 4.0%, 1/1/48	10,881,400
10,000,000	FYI Properties, Washington St. District Project, 5.5%, 6/1/39	10,065,200
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD)	10,023,400
3,000,000(d)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH BD GTY Insured)	3,374,010
1,500,000	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,643,070
10,390,000(d)	State of Washington, Series 2015-D, 5.0%, 7/1/30	12,129,286
5,000,000(d)	State of Washington, Series 2017-A, 5.0%, 8/1/30	5,995,300
5,000,000(d)	State of Washington, Series A, 5.0%, 8/1/36	5,623,550
6,685,000	University of Washington, Series B, 5.0%, 6/1/28	7,910,494
	Total Washington	$80,926,085
	TOTAL MUNICIPAL BONDS
	(Cost $1,097,349,433)	$1,152,368,590
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.0% of Net Assets
12,370,000(c)	U.S. Treasury Bills, 4/23/19	$12,351,938
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $12,351,819)	$12,351,938
Shares		Value
	CLAIM - 0.1% of Net Assets
200(h)	CMS Liquidating Trust	$ 590,000
	TOTAL CLAIM
	(Cost $640,000)	$ 590,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $1,110,341,252)	$1,165,310,528
	OTHER ASSETS AND LIABILITIES - 0.4%	$4,735,001
	NET ASSETS - 100.0%	$1,170,045,529

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2019, the value of these securities amounted to $10,514,003, or 0.9% of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guaranty Corp.
PSF-GTD	Permanent School Fund Guaranteed
SCH-BD GTY	School Board Guaranty
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations
ST GTD	State Guaranteed
ST INTERCEPT	State AID Intercept
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	Escrow to maturity.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2019.
(h)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,152,368,590	$–	$1,152,368,590
U.S. Government and Agency Obligation	–	12,351,938	–	12,351,938
Claim	–	590,000	–	590,000
Total Investments in Securities	$–	$1,165,310,528	$–	$1,165,310,528

During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.